Current and Deferred Income Tax (Details) - Schedule of Income Tax Expense (Recovery) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax expense (recovery)
Current period	$ 2,450
Deferred tax expense (recovery)
Orgination and reversal of temporary differences	(4,631,094)	(2,949,101)
Change in tax rate	(321,972)
Change in unrecognized temporary differences	4,953,071	2,949,101
Income tax expense (recovery)	2,455
Loss carryforwards	2,136,465	488,823
Lease liability and other	166,894
Deferred tax assets	2,303,159	488,823
Set-off of tax	(2,303,159)	(488,823)
Net deferred tax assets